Earnings per Share - Summary of Basic Earnings Per Share (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic earnings per share attributable to owners of the Parent Company:
Profit attributable to owners of the Parent Company	₩ 1,504,352	₩ 888,698	₩ 3,127,887
Interest on hybrid bonds	(14,766)	(14,766)	(15,803)
Profit attributable to owners of the Parent Company on common shares	₩ 1,489,586	₩ 873,932	₩ 3,112,084
Weighted average number of common shares outstanding	72,795,431	72,064,159	70,622,976
Basic earnings per share (in won)	₩ 20,463	₩ 12,127	₩ 44,066